Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Furniture & Fixtures	$419,950	$400,558
Machinery & Equipment	267,477	212,317
Automobile	669,909	306,607
Leasehold improvements	963,759	976,870
Building	3,663,215	-
Construction in progress-Software	1,910,000	275,000
Properties for rental business	65,618	-
Property and Equipment	7,959,928	2,171,352
Less: Accumulated depreciation	(727,239)	(416,330)
Property and Equipment, net	$7,232,689	$1,755,022

Property and equipment as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Furniture & Fixtures	$400,558	$113,485
Machinery & Equipment	212,317	103,684
Automobile	306,607	242,633
Leasehold improvements	976,870	575,134
Construction in progress-Software	275,000	-
Property and Equipment	2,171,352	1,034,936
Less: Accumulated depreciation	(416,330)	(249,651)
Property and Equipment, net	$1,755,022	$785,285